SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Additional Information (Detail)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
StoneMor Operating LLC
Schedule Of Condensed Financial Information Of Subsidiaries [Line Items]
Ownership percentage subsidiaries by the parent	100.00%	100.00%	100.00%	100.00%